First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.8%
	Australia – 22.3%
6,947	ALS Ltd.	$64,949
2,124	ARB Corp., Ltd.	72,791
3,355	Aristocrat Leisure Ltd.	102,521
1,274	ASX Ltd.	71,886
19,877	Aurizon Holdings Ltd.	56,305
6,601	BHP Group Ltd.	259,113
11,712	Brambles Ltd.	99,872
3,794	Brickworks Ltd.	67,518
3,111	carsales.com Ltd.	49,952
1,886	Commonwealth Bank of Australia	137,920
936	CSL Ltd.	198,448
13,023	Evolution Mining Ltd.	39,948
7,332	Fortescue Metals Group Ltd.	134,030
14,842	Harvey Norman Holdings Ltd.	61,757
1,366	JB Hi-Fi Ltd.	48,157
1,371	Magellan Financial Group Ltd.	49,169
11,181	Santos Ltd.	52,923
3,363	Wesfarmers Ltd.	150,890
8,498	Westpac Banking Corp.	152,913
2,556	WiseTech Global Ltd.	57,753
		1,928,815
	Bermuda – 0.8%
23,625	Kerry Logistics Network Ltd.	70,378
	Cayman Islands – 3.0%
6,142	CK Hutchison Holdings Ltd.	44,892
39,800	Xinyi Glass Holdings Ltd.	148,524
34,500	Xinyi Solar Holdings Ltd.	69,256
		262,672
	Hong Kong – 7.7%
21,034	AIA Group Ltd.	251,992
27,225	BOC Hong Kong Holdings Ltd.	87,583
600	Hong Kong Exchanges & Clearing Ltd.	38,295
12,750	Power Assets Holdings Ltd.	82,362
23,250	Swire Properties Ltd.	66,120
6,000	Techtronic Industries Co., Ltd.	107,243
12,000	Vitasoy International Holdings Ltd.	33,663
		667,258
	Japan – 54.9%
1,100	Advantest Corp.	96,358
2,500	Anritsu Corp.	43,526
6,800	Astellas Pharma, Inc.	107,791
700	Bandai Namco Holdings, Inc.	45,054
1,800	Capcom Co., Ltd.	49,305
10,000	Chiba Bank (The) Ltd.	56,789
2,500	Chugai Pharmaceutical Co., Ltd.	91,609
2,700	Chugoku Electric Power (The) Co., Inc.	24,415
2,300	COMSYS Holdings Corp.	63,630
Shares	Description	Value

	Japan (Continued)
700	Daifuku Co., Ltd.	$62,340
700	Daikin Industries Ltd.	144,620
2,900	Daiwa House Industry Co., Ltd.	88,423
1,900	Hitachi Construction Machinery Co., Ltd.	53,256
1,600	Hitachi Transport System Ltd.	63,807
1,100	Hoya Corp.	154,464
2,800	Iida Group Holdings Co., Ltd.	67,125
5,300	ITOCHU Corp.	156,142
3,700	Japan Post Insurance Co., Ltd.	65,363
4,700	Japan Tobacco, Inc.	91,682
1,700	Kakaku.com, Inc.	46,132
1,700	Kao Corp.	101,871
4,500	KDDI Corp.	136,676
200	Keyence Corp.	110,733
1,600	M3, Inc.	103,988
1,600	Makita Corp.	82,549
3,400	Mitsubishi Estate Co., Ltd.	53,059
1,100	NEC Corp.	55,549
3,400	Nihon M&A Center, Inc.	94,216
125	Nintendo Co., Ltd.	64,263
4,000	Nippon Paint Holdings Co., Ltd.	50,754
1,100	Nissan Chemical Corp.	53,544
2,500	Nomura Research Institute Ltd.	80,215
3,500	Obayashi Corp.	28,426
500	Obic Co., Ltd.	87,599
6,500	ORIX Corp.	113,286
1,600	Otsuka Corp.	82,986
1,300	Pigeon Corp.	37,327
3,600	Recruit Holdings Co., Ltd.	184,717
7,800	Renesas Electronics Corp. (b)	83,969
2,900	SG Holdings Co., Ltd.	77,665
400	Shimano, Inc.	101,910
900	Shin-Etsu Chemical Co., Ltd.	145,618
4,700	Shinsei Bank Ltd.	62,078
1,700	Shionogi & Co., Ltd.	89,134
1,500	SoftBank Group Corp.	93,483
2,600	Sony Group Corp.	269,587
1,900	Sumitomo Metal Mining Co., Ltd.	76,516
2,500	Sumitomo Realty & Development Co., Ltd.	80,944
1,400	Sundrug Co., Ltd.	45,303
800	Sysmex Corp.	94,727
1,985	Toyota Motor Corp.	177,411
500	Tsuruha Holdings, Inc.	58,840
1,400	Welcia Holdings Co., Ltd.	47,537
12,500	Z Holdings Corp.	62,269
2,300	ZOZO, Inc.	78,096
		4,738,676
	Multinational – 0.8%
48,750	HKT Trust & HKT Ltd.	66,245
	New Zealand – 0.7%
18,629	Spark New Zealand Ltd.	61,455

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Singapore – 4.4%
32,400	CapitaLand Ltd.	$96,367
40,500	Sheng Siong Group Ltd.	46,928
8,600	Singapore Exchange Ltd.	75,403
12,500	Singapore Technologies Engineering Ltd.	36,994
3,700	Venture Corp. Ltd.	51,938
21,200	Wilmar International Ltd.	68,062
		375,692
	United Kingdom – 1.2%
3,227	BHP Group PLC	104,244
	Total Common Stocks	8,275,435
	(Cost $6,870,682)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.2%
	Australia – 2.8%
5,327	Charter Hall Group	63,681
9,097	Dexus	68,627
6,686	Goodman Group	111,084
		243,392
	New Zealand – 0.4%
20,453	Goodman Property Trust	34,698
	Total Real Estate Investment Trusts	278,090
	(Cost $222,824)
EXCHANGE-TRADED FUNDS (a) – 0.9%
	United States – 0.9%
1,142	iShares Core MSCI Pacific ETF	75,247
	(Cost $76,203)
	Total Investments – 99.9%	8,628,772
	(Cost $7,169,709) (c)
	Net Other Assets and Liabilities – 0.1%	12,126
	Net Assets – 100.0%	$8,640,898

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,720,847 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $261,784. The net unrealized appreciation was $1,459,063.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,275,435	$ 8,275,435	$ —	$ —
Real Estate Investment Trusts*	278,090	278,090	—	—
Exchange-Traded Funds*	75,247	75,247	—	—
Total Investments	$ 8,628,772	$ 8,628,772	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	54.9%
Australian Dollar	25.2
Hong Kong Dollar	12.4
Singapore Dollar	4.3
British Pound Sterling	1.2
New Zealand Dollar	1.1
United States Dollar	0.9
Total	100.0%

Sector Allocation	% of Total Investments
Industrials	19.0%
Consumer Discretionary	13.6
Financials	13.5
Materials	10.8
Health Care	9.7
Information Technology	9.5
Real Estate	7.7
Communication Services	7.3
Consumer Staples	6.2
Utilities	1.2
Energy	0.6
Other	0.9**
Total	100.0%

**	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.0%
	Australia – 6.6%
73,880	ALS Ltd.	$690,722
51,814	Aristocrat Leisure Ltd.	1,583,307
68,384	BHP Group Ltd.	2,684,321
8,366	CSL Ltd.	1,773,731
125,811	Fortescue Metals Group Ltd.	2,299,851
24,726	JB Hi-Fi Ltd.	871,694
24,629	Magellan Financial Group Ltd.	883,276
3,500	Rio Tinto Ltd.	342,686
		11,129,588
	Austria – 0.7%
27,066	EVN AG	654,984
6,664	Verbund AG	615,417
		1,270,401
	Belgium – 0.5%
1,880	Sofina S.A.	881,355
	Bermuda – 0.5%
261,146	Kerry Logistics Network Ltd.	777,945
	Canada – 2.8%
10,620	Canadian National Railway Co.	1,153,933
29,484	Dollarama, Inc.	1,388,414
22,438	Empire Co., Ltd., Class A	736,843
26,522	IGM Financial, Inc.	936,008
19,475	Quebecor, Inc., Class B	509,509
		4,724,707
	Cayman Islands – 2.2%
40,998	CK Hutchison Holdings Ltd.	299,658
533,830	Xinyi Glass Holdings Ltd.	1,992,121
680,416	Xinyi Solar Holdings Ltd.	1,365,884
		3,657,663
	Denmark – 3.2%
2,669	Genmab A.S. (b)	1,206,604
33,079	Novo Nordisk A.S., Class B	3,059,451
14,307	Novozymes A.S., Class B	1,124,073
		5,390,128
	Finland – 2.8%
24,664	Kesko OYJ, Class B	1,057,665
15,987	Kone OYJ, Class B	1,324,107
18,071	Neste OYJ	1,110,851
61,024	Stora Enso OYJ, Class R	1,207,822
		4,700,445
	France – 4.0%
53,611	Credit Agricole S.A.	747,890
5,499	Danone S.A.	404,829
1,074	Hermes International	1,642,228
5,709	Iliad S.A.	1,232,897
1,592	Kering S.A.	1,428,091
13,068	Worldline S.A. (b) (c) (d)	1,223,256
		6,679,191
Shares	Description	Value

	Germany – 5.5%
3,143	adidas AG	$1,141,258
18,471	HeidelbergCement AG	1,638,521
11,397	SAP SE	1,633,720
14,435	Siemens AG	2,253,113
19,998	TAG Immobilien AG	663,759
34,634	TLG Immobilien AG	1,281,839
5,354	Zalando SE (b) (c) (d)	595,487
		9,207,697
	Hong Kong – 0.8%
116,204	AIA Group Ltd.	1,392,148
	Ireland – 1.3%
15,872	CRH PLC	795,490
13,662	Kingspan Group PLC	1,486,140
		2,281,630
	Israel – 0.7%
9,421	Check Point Software Technologies Ltd. (b)	1,197,409
	Italy – 1.8%
228,067	A2A S.p.A.	484,410
19,635	Recordati Industria Chimica e Farmaceutica S.p.A.	1,215,377
213,029	Snam S.p.A.	1,289,810
		2,989,597
	Japan – 12.2%
24,500	Anritsu Corp.	426,553
40,500	Capcom Co., Ltd.	1,109,361
35,500	Chugai Pharmaceutical Co., Ltd.	1,300,852
2,200	Hoya Corp.	308,928
7,700	IR Japan Holdings Ltd.	951,051
56,300	ITOCHU Corp.	1,658,645
21,200	Kao Corp.	1,270,396
19,900	NEC Corp.	1,004,931
40,900	Nihon M&A Center, Inc.	1,133,367
2,100	Nintendo Co., Ltd.	1,079,623
18,300	Nissan Chemical Corp.	890,771
31,300	Nomura Research Institute Ltd.	1,004,293
23,600	Obayashi Corp.	191,674
19,500	Pan Pacific International Holdings Corp.	405,802
47,400	Recruit Holdings Co., Ltd.	2,432,110
25,200	Sony Group Corp.	2,612,916
14,900	Sumitomo Realty & Development Co., Ltd.	482,428
5,600	Tokyo Electron Ltd.	2,292,986
		20,556,687
	Jersey – 1.4%
837,100	Man Group PLC	2,303,285
	Luxembourg – 1.6%
145,073	B&M European Value Retail S.A.	1,115,133

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Luxembourg (Continued)
12,746	Eurofins Scientific SE	$1,524,695
		2,639,828
	Multinational – 0.3%
387,928	HKT Trust & HKT Ltd.	527,145
	Netherlands – 6.3%
739	Adyen N.V. (b) (c) (d)	2,007,064
6,898	ASML Holding N.V.	5,228,779
115,066	CNH Industrial N.V.	1,937,712
2,579	Ferrari N.V.	562,459
7,804	Wolters Kluwer N.V.	889,460
		10,625,474
	New Zealand – 1.3%
50,532	Fisher & Paykel Healthcare Corp., Ltd.	1,110,738
335,922	Spark New Zealand Ltd.	1,108,164
		2,218,902
	Singapore – 1.0%
260,500	Sheng Siong Group Ltd.	301,845
129,700	Singapore Exchange Ltd.	1,137,190
16,300	Venture Corp. Ltd.	228,810
		1,667,845
	Spain – 1.2%
41,785	EDP Renovaveis S.A.	981,436
55,398	Red Electrica Corp. S.A.	1,099,098
		2,080,534
	Sweden – 8.7%
18,856	Atlas Copco AB, Class A	1,274,824
17,465	Atlas Copco AB, Class B	991,896
70,566	Epiroc AB, Class A	1,647,666
52,773	Indutrade AB	1,721,418
69,241	Investor AB, Class A	1,721,292
101,539	Investor AB, Class B	2,515,946
25,671	Kinnevik AB, Class B	1,119,774
100,599	Lifco AB, Class B	2,951,920
37,608	Swedish Orphan Biovitrum AB (b)	734,825
		14,679,561
	Switzerland – 13.7%
13,857	Coca-Cola HBC AG	523,713
56,187	Credit Suisse Group AG	564,816
1,249	EMS-Chemie Holding AG	1,384,331
6,261	Kuehne + Nagel International AG	2,112,228
16,546	Logitech International S.A.	1,809,402
30,764	Nestle S.A.	3,898,777
31,554	Novartis AG	2,921,841
2,171	Partners Group Holding AG	3,711,203
10,513	Roche Holding AG	4,066,048
3,369	Roche Holding AG	1,446,753
Shares	Description	Value

	Switzerland (Continued)
38,442	UBS Group AG	$634,016
		23,073,128
	United Kingdom – 13.9%
32,195	Admiral Group PLC	1,521,536
19,031	Ashtead Group PLC	1,424,763
5,176	ASOS PLC (b)	273,828
3,001	AstraZeneca PLC	344,890
136,937	Auto Trader Group PLC (b) (c) (d)	1,241,033
317,498	Aviva PLC	1,709,241
173,385	Balfour Beatty PLC	730,246
20,878	BHP Group PLC	674,435
20,900	Compass Group PLC (b)	441,866
12,844	Croda International PLC	1,503,236
68,840	Evraz PLC	587,713
5,755	Games Workshop Group PLC	909,537
48,224	GlaxoSmithKline PLC	950,371
13,416	Intertek Group PLC	961,503
61,140	JD Sports Fashion PLC	762,312
25,812	Mondi PLC	716,138
46,499	RELX PLC	1,366,354
62,704	Rightmove PLC	612,027
27,852	Rio Tinto PLC	2,361,958
64,483	Sage Group (The) PLC	628,854
167,209	Spirent Communications PLC	593,137
62,677	Tate & Lyle PLC	643,999
28,623	Unilever PLC	1,651,516
242,754	Wm Morrison Supermarkets PLC	902,957
		23,513,450
	Total Common Stocks	160,165,743
	(Cost $116,619,173)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.6%
	Australia – 1.0%
99,338	Goodman Group	1,650,438
	Belgium – 0.8%
31,660	Warehouses De Pauw CVA	1,362,556
	United Kingdom – 0.8%
89,912	Safestore Holdings PLC	1,319,764
	Total Real Estate Investment Trusts	4,332,758
	(Cost $3,072,356)

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 2.0%
	United States – 2.0%
45,770	iShares Core MSCI EAFE ETF	$3,457,924
	(Cost $3,430,637)
	Total Investments – 99.6%	167,956,425
	(Cost $123,122,166) (e)
	Net Other Assets and Liabilities – 0.4%	661,677
	Net Assets – 100.0%	$168,618,102

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $46,654,123 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,819,864. The net unrealized appreciation was $44,834,259.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 160,165,743	$ 160,165,743	$ —	$ —
Real Estate Investment Trusts*	4,332,758	4,332,758	—	—
Exchange-Traded Funds*	3,457,924	3,457,924	—	—
Total Investments	$ 167,956,425	$ 167,956,425	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	24.8%
British Pound Sterling	17.1
Swiss Franc	13.4
Japanese Yen	12.3
Swedish Krona	8.8
Australian Dollar	7.6
United States Dollar	3.9
Hong Kong Dollar	3.8
Danish Krone	3.2
Canadian Dollar	2.8
New Zealand Dollar	1.3
Singapore Dollar	1.0
Total	100.0%

Sector Allocation	% of Total Investments
Industrials	20.4%
Health Care	13.1
Financials	13.0
Information Technology	12.3
Materials	10.8
Consumer Discretionary	9.4
Consumer Staples	6.8
Communication Services	4.4
Real Estate	4.0
Utilities	3.0
Energy	0.7
Other	2.1*
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.3%
	Australia – 0.8%
1,618	Rio Tinto Ltd.	$158,419
	Austria – 0.6%
1,199	Verbund AG	110,727
	Belgium – 0.6%
270	Sofina S.A.	126,578
	Denmark – 4.8%
424	Genmab A.S. (b)	191,682
4,515	Novo Nordisk A.S., Class B	417,589
2,118	Novozymes A.S., Class B	166,407
1,289	Pandora A.S.	166,906
		942,584
	Finland – 4.1%
6,087	Fortum OYJ	167,809
1,880	Kone OYJ, Class B	155,709
2,618	Neste OYJ	160,932
7,066	Stora Enso OYJ, Class R	139,855
4,450	UPM-Kymmene OYJ	181,802
		806,107
	France – 9.2%
868	Arkema S.A.	110,431
167	Hermes International	255,356
426	Iliad S.A.	91,998
298	Kering S.A.	267,319
387	LVMH Moet Hennessy Louis Vuitton SE	309,373
12,002	Orange S.A.	133,760
860	Sanofi	88,633
330	Sartorius Stedim Biotech	188,411
821	Schneider Electric SE	137,614
389	Teleperformance	164,092
373	Worldline S.A. (b) (c) (d)	34,915
		1,781,902
	Germany – 9.2%
12,568	Commerzbank AG (b)	81,104
3,983	Deutsche Post AG	269,835
1,972	HeidelbergCement AG	174,932
1,428	Henkel AG & Co., KGaA	129,843
1,470	Henkel AG & Co., KGaA (Preference Shares)	149,059
1,297	Puma SE	159,242
844	SAP SE	120,984
1,495	Siemens AG	233,350
553	Symrise AG	81,540
3,110	TAG Immobilien AG	103,225
6,106	TLG Immobilien AG	225,989
477	Zalando SE (b) (c) (d)	53,053
		1,782,156
	Ireland – 0.8%
1,483	Kingspan Group PLC	161,319
Shares	Description	Value

	Israel – 0.4%
4,463	Plus500 Ltd.	$86,912
	Italy – 1.2%
41,153	A2A S.p.A.	87,408
2,142	Moncler S.p.A.	147,375
		234,783
	Jersey – 2.1%
4,626	Experian PLC	203,707
1,429	Ferguson PLC	200,419
		404,126
	Luxembourg – 1.2%
883	Eurofins Scientific SE	105,626
2,153	RTL Group S.A.	121,825
		227,451
	Netherlands – 9.5%
90	Adyen N.V. (b) (c) (d)	244,433
1,114	ASML Holding N.V.	844,427
2,855	ASR Nederland N.V.	117,351
1,402	BE Semiconductor Industries N.V.	122,971
788	Euronext N.V. (c) (d)	87,681
230	Ferrari N.V.	50,161
6,181	Koninklijke Ahold Delhaize N.V.	192,067
1,418	Randstad N.V.	102,878
681	Wolters Kluwer N.V.	77,617
		1,839,586
	Spain – 2.1%
69,544	CaixaBank S.A.	206,654
5,706	Industria de Diseno Textil S.A.	193,518
		400,172
	Sweden – 12.4%
4,103	Alfa Laval AB	171,300
5,387	Assa Abloy AB, Class B	172,779
3,516	Atlas Copco AB, Class A	237,711
3,394	Atlas Copco AB, Class B	192,757
5,685	Epiroc AB, Class A	132,741
13,461	Hexagon AB, Class B	222,828
5,650	Indutrade AB	184,299
9,084	Investor AB, Class A	225,823
12,020	Investor AB, Class B	297,833
2,439	Kinnevik AB, Class B	106,389
6,370	Lifco AB, Class B	186,918
3,850	Volvo AB, Class A	93,562
7,793	Volvo AB, Class B	183,545
		2,408,485
	Switzerland – 17.6%
278	Geberit AG	228,268
620	Kuehne + Nagel International AG	209,165
1,538	Logitech International S.A.	168,189

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
4,971	Nestle S.A.	$629,984
4,119	Novartis AG	381,411
148	Partners Group Holding AG	252,998
1,594	Roche Holding AG	616,501
334	Roche Holding AG	143,430
283	Schindler Holding AG	88,163
52	SGS S.A.	168,368
673	Sika AG	237,075
514	Sonova Holding AG	201,946
607	Temenos AG	96,493
		3,421,991
	United Kingdom – 17.7%
3,601	Ashtead Group PLC	269,590
881	AstraZeneca PLC	101,249
8,119	Barratt Developments PLC	79,404
10,387	Compass Group PLC (b)	219,601
7,232	Diageo PLC	358,924
3,064	Diploma PLC	125,980
4,280	Dunelm Group PLC	78,827
12,424	Evraz PLC	106,068
2,922	Fevertree Drinks PLC	97,112
15,877	GlaxoSmithKline PLC	312,895
3,780	Hargreaves Lansdown PLC	85,775
2,853	Hikma Pharmaceuticals PLC	104,932
5,733	IMI PLC	139,933
1,680	Intertek Group PLC	120,403
52,040	Melrose Industries PLC	115,809
3,643	Mondi PLC	101,073
8,473	RELX PLC	248,976
3,773	Rio Tinto PLC	319,965
55,426	Serco Group PLC	108,938
22,907	Spirent Communications PLC	81,257
4,638	Unilever PLC	267,334
		3,444,045
	Total Common Stocks	18,337,343
	(Cost $12,429,669)
EXCHANGE-TRADED FUNDS (a) – 2.5%
	United States – 2.5%
8,365	iShares Core MSCI Europe ETF	487,429
	(Cost $469,042)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.6%
	Belgium – 0.6%
2,758	Warehouses De Pauw CVA	118,696
	(Cost $72,950)
	Total Investments – 97.4%	18,943,468
	(Cost $12,971,661) (e)
	Net Other Assets and Liabilities – 2.6%	503,244
	Net Assets – 100.0%	$19,446,712

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,006,087 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $34,280. The net unrealized appreciation was $5,971,807.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,337,343	$ 18,337,343	$ —	$ —
Exchange-Traded Funds*	487,429	487,429	—	—
Real Estate Investment Trusts*	118,696	118,696	—	—
Total Investments	$ 18,943,468	$ 18,943,468	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Euro	41.5%
British Pound Sterling	19.3
Swiss Franc	18.1
Swedish Krona	12.7
Danish Krone	5.0
United States Dollar	2.6
Australian Dollar	0.8
Total	100.0%

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Sector Allocation	% of Total Investments
Industrials	26.8%
Health Care	15.1
Consumer Discretionary	10.5
Information Technology	10.2
Consumer Staples	9.6
Materials	9.4
Financials	8.8
Real Estate	2.4
Utilities	1.9
Communication Services	1.8
Energy	0.9
Other	2.6*
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.1%
	Argentina – 0.5%
31,614	Grupo Financiero Galicia S.A., ADR	$246,905
	Bermuda – 1.9%
111,368	China Gas Holdings Ltd.	343,943
2,433,060	Gemdale Properties & Investment Corp., Ltd.	262,995
119,405	Hopson Development Holdings Ltd.	395,653
		1,002,591
	Brazil – 7.6%
29,716	Centrais Eletricas Brasileiras S.A.	229,649
29,584	Centrais Eletricas Brasileiras S.A., ADR	231,347
27,148	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	211,367
88,606	Cia Siderurgica Nacional S.A., ADR	788,593
55,274	CPFL Energia S.A.	268,716
85,927	Equatorial Energia S.A.	399,258
44,164	Itau Unibanco Holding S.A., ADR	254,826
93,896	Magazine Luiza S.A.	371,383
141,053	Metalurgica Gerdau S.A. (Preference Shares)	385,927
40,298	Petroleo Brasileiro S.A., ADR	429,980
69,133	TIM S.A.	150,259
16,670	Vale S.A.	348,107
		4,069,412
	Cayman Islands – 25.5%
14,815	Alibaba Group Holding Ltd., ADR (b)	2,891,740
293,294	Asia Cement China Holdings Corp.	199,275
4,795	Autohome, Inc., ADR	217,214
61,180	China Conch Venture Holdings Ltd.	223,191
369,614	China Resources Cement Holdings Ltd.	304,875
300,530	Country Garden Holdings Co., Ltd.	293,911
34,558	ENN Energy Holdings Ltd.	722,631
10,741	JD.com, Inc., ADR (b)	761,322
202,976	Logan Group Co., Ltd.	216,267
64,500	Longfor Group Holdings Ltd. (c) (d)	300,872
16,612	Meituan, Class B (b) (c) (d)	459,595
11,544	Momo, Inc., ADR	143,030
7,203	NetEase, Inc., ADR	736,219
479,648	Seazen Group Ltd.	357,368
25,600	Shenzhou International Group Holdings Ltd.	565,291
103,092	Sunac China Holdings Ltd.	267,310
3,316	Sunac Services Holdings Ltd. (c) (d)	8,961
30,542	Sunny Optical Technology Group Co., Ltd.	924,378
43,274	Tencent Holdings Ltd.	2,667,333
17,648	Vipshop Holdings Ltd., ADR (b)	293,486
7,058	Weibo Corp., ADR (b)	398,071
465,732	Yuzhou Group Holdings Co., Ltd.	95,889
63,788	Zhongsheng Group Holdings Ltd.	586,073
		13,634,302
	China – 5.0%
63,052	Anhui Conch Cement Co., Ltd., Class H	301,420
1,150,136	China Construction Bank Corp., Class H	802,164
62,078	China Life Insurance Co., Ltd., Class H	103,688
35,818	China Vanke Co., Ltd., Class H	93,334
146,116	Guangzhou R&F Properties Co., Ltd., Class H	128,044
80,550	Ping An Insurance Group Co. of China Ltd., Class H	706,393

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
70,629	Shanghai Baosight Software Co., Ltd., Class B	$251,863
125,734	Weichai Power Co., Ltd., Class H	275,053
		2,661,959
	Colombia – 0.5%
390,724	Ecopetrol S.A.	265,285
	Cyprus – 2.0%
12,734	TCS Group Holding PLC, GDR (c)	1,053,356
	Hong Kong – 2.4%
362,140	CSPC Pharmaceutical Group Ltd.	488,374
600,000	Lenovo Group Ltd.	558,990
140,098	Sinotruk Hong Kong Ltd.	239,772
		1,287,136
	India – 16.5%
14,379	Asian Paints Ltd.	571,653
31,748	Aurobindo Pharma Ltd.	391,053
7,357	Britannia Industries Ltd.	338,453
53,964	Dabur India Ltd.	435,613
9,074	Divi’s Laboratories Ltd. (b)	598,239
37,693	HCL Technologies Ltd.	519,162
6,354	HDFC Asset Management Co., Ltd. (c) (d)	243,704
13,786	Hindustan Unilever Ltd.	432,263
42,648	IndusInd Bank Ltd. (b)	562,221
56,431	Infosys Ltd.	1,221,288
23,073	Infosys Ltd., ADR	510,375
3,732	Jubilant Foodworks Ltd. (b)	189,328
18,181	Pidilite Industries Ltd.	556,754
6,213	Reliance Industries Ltd.	169,930
41,752	Sun TV Network Ltd.	325,196
19,492	Tata Consultancy Services Ltd.	829,671
25,209	UPL Ltd.	273,906
85,346	Wipro Ltd.	673,398
		8,842,207
	Indonesia – 0.6%
547,196	Indofood CBP Sukses Makmur Tbk PT (b)	307,413
	Malaysia – 0.6%
155,888	Supermax Corp. Bhd	120,795
207,200	Top Glove Corp. Bhd	195,416
		316,211
	Marshall Islands – 0.8%
32,481	Atlas Corp.	424,527
	Mexico – 2.0%
105,609	Qualitas Controladora S.A.B. de C.V.	513,131
169,918	Wal-Mart de Mexico S.A.B. de C.V.	559,785
		1,072,916
	Philippines – 0.6%
357,600	Metropolitan Bank & Trust Co.	307,628
	Poland – 0.6%
15,902	Asseco Poland S.A.	331,042

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Russia – 5.8%
1,532	MMC Norilsk Nickel PJSC	$529,491
13,507	MMC Norilsk Nickel PJSC, ADR	466,802
79,489	Rosneft Oil Co. PJSC	589,888
200,322	Sberbank of Russia PJSC	838,905
26,634	Severstal PAO	650,923
		3,076,009
	Singapore – 0.9%
52,400	Singapore Exchange Ltd.	459,435
	South Africa – 4.9%
46,635	Exxaro Resources Ltd.	577,111
40,712	Impala Platinum Holdings Ltd.	733,615
12,588	Kumba Iron Ore Ltd.	668,465
1,415	Naspers Ltd., Class N	272,545
38,674	Vodacom Group Ltd.	344,842
		2,596,578
	South Korea – 4.6%
4,976	Coway Co., Ltd.	371,172
30,637	Samsung Electronics Co., Ltd.	2,090,854
		2,462,026
	Taiwan – 13.3%
32,443	Accton Technology Corp.	378,202
729,279	IBF Financial Holdings Co., Ltd.	428,988
10,803	International Games System Co., Ltd.	336,085
33,025	Realtek Semiconductor Corp.	694,393
186,235	Taiwan Semiconductor Manufacturing Co., Ltd.	3,862,553
3,977	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	463,877
22,870	United Integrated Services Co., Ltd.	159,881
386,813	United Microelectronics Corp.	799,492
		7,123,471
	Turkey – 1.8%
606,177	Dogan Sirketler Grubu Holding A.S.	188,486
149,350	Eregli Demir ve Celik Fabrikalari T.A.S.	354,498
348,877	Turkiye Sise ve Cam Fabrikalari A.S.	314,263
328,476	Turkiye Vakiflar Bankasi TAO, Class D (b)	134,883
		992,130
	United Kingdom – 0.7%
10,472	British American Tobacco PLC	390,176
	Total Common Stocks	52,922,715
	(Cost $39,531,008)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 0.6%
	United States – 0.6%
5,395	iShares Core MSCI Emerging Markets ETF	$341,018
	(Cost $349,650)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) – 0.0%
	India – 0.0%
213,353	Britannia Industries Ltd., Series N3 (INR)	5.50%	06/03/24	2,881
	(Cost $0)

Total Investments – 99.7%	53,266,614
(Cost $39,880,658) (e)
Net Other Assets and Liabilities – 0.3%	144,963
Net Assets – 100.0%	$53,411,577

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $16,800,266 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,414,310. The net unrealized appreciation was $13,385,956.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 52,922,715	$ 52,922,715	$ —	$ —
Exchange-Traded Funds*	341,018	341,018	—	—
Foreign Corporate Bonds and Notes*	2,881	—	2,881	—
Total Investments	$ 53,266,614	$ 53,263,733	$ 2,881	$—

*	See Portfolio of Investments for country breakout.

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	24.2%
United States Dollar	20.5
Indian Rupee	15.6
New Taiwan Dollar	12.5
Russian Ruble	4.9
South African Rand	4.9
South Korean Won	4.6
Brazilian Real	4.4
Mexican Peso	2.0
Turkish Lira	1.9
Singapore Dollar	0.9
British Pound Sterling	0.7
Polish Zloty	0.6
Malaysian Ringgit	0.6
Philippine Peso	0.6
Indonesian Rupiah	0.6
Colombian Peso	0.5
Total	100.0%

Sector Allocation	% of Total Investments
Information Technology	26.5%
Materials	13.4
Consumer Discretionary	12.7
Financials	12.5
Communication Services	10.0
Consumer Staples	4.6
Real Estate	4.6
Utilities	4.5
Energy	3.8
Industrials	3.4
Health Care	3.4
Other	0.6*
Total	100.0%

*	Exchange-traded fund with holdings representing multiple sectors.

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.